Income Tax - Schedule of Reconciliation of Effective Statutory Income Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliation of Effective Statutory Income Tax Rates [Abstract]
Reported income before income taxes	$ 80,415	$ 104,957
Canadian statutory income tax rate	27.00%	27.00%
Income tax expense computed at Canadian statutory income tax rate	$ 21,714	$ 28,338
Impact from differences between foreign tax rates and Canadian statutory tax rate	(31,702)	(6,697)
Impact from permanent items	(52)	(319)
Withholding taxes	8,410	2,419
Change in unrecognized deferred tax assets	49,123	2,447
Income tax expense	$ 47,493	$ 26,188